Consolidated cash flow statement of Aegon N.V. - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Income / (loss) before tax		€ 2,534	€ 610	€ (514)
Results from financial transactions		(23,445)	(16,294)	(896)
Amortization and depreciation		781	1,208	1,519
Impairment losses		84	88	1,261
Income from joint ventures		(161)	(137)	(142)
Income from associates		(11)	(3)	(5)
Release of cash flow hedging reserve		(739)	(59)	(39)
Other		(620)	577	476
Adjustments of non-cashitems		(24,112)	(14,621)	2,174
Insurance and investment liabilities		(613)	2,640	3,381
Insurance and investment liabilities for account of policyholders		12,988	10,716	(3,343)
Accrued expenses and other liabilities		309	2,610	(1,843)
Accrued income and prepayments		(1,797)	(2,812)	(1,387)
Changes in accruals		10,887	13,153	(3,192)
Purchase of investments (other than money market investments)		(32,057)	(34,873)	(38,290)
Purchase of derivatives		752	(831)	(1,003)
Disposal of investments (other than money market investments)		35,512	33,246	36,619
Disposal of derivatives		(878)	2,373	3,099
Net purchase of investments for account of policyholders		8,869	5,160	4,371
Net change in cash collateral		(455)	(1,347)	(2,569)
Net purchase of money market investments		(659)	532	648
Cash flow movements on operating items not reflected in income		11,082	4,260	2,875
Tax paid		173	(116)	(405)
Other		(12)	34	(23)
Net cash flows from operating activities		553	3,319	914
Purchase of individual intangible assets (other than VOBA and future servicing rights)		(34)	(22)	(52)
Purchase of equipment and real estate for own use		(72)	(69)	(90)
Acquisition of subsidiaries, net of cash		(52)	(2)	(66)
Acquisition joint ventures and associates		(121)	(112)	(173)
Disposal of intangible asset		1
Disposal of equipment		5	3	8
Disposal of subsidiaries and businesses, net of cash		(1,054)	(1,082)	542
Disposal joint ventures and associates		2	3	371
Dividend received from joint ventures and associates		129	203	76
Net cash flows from investing activities		(1,196)	(1,078)	615
Issuance of share capital				1
Issuance of treasury shares		2
Purchase of treasury shares		(266)	(623)	(213)
Proceeds from TRUPS, Subordinated borrowings and borrowings	[1]	9,170	3,711	1,821
Repayment of TRUPS, Subordinated borrowings and borrowings	[1]	(7,918)	(3,070)	(3,916)
Dividends paid		(294)	(306)	(292)
Coupons on perpetual securities		(138)	(140)	(148)
Coupons on non-cumulative subordinated notes		(37)	(38)	(38)
Net cash flows from financing activities		519	(465)	(2,785)
Net increase / (decrease) in cash and cash equivalents	[2]	(125)	1,776	(1,257)
Net cash and cash equivalents at the beginning of the year		11,346	9,593	10,649
Effects of changes in exchange rate		(196)	(23)	200
Net cash and cash equivalents at the end of the year		€ 11,026	€ 11,346	€ 9,593

[1]	Trust pass-through securities.
[2]	Included in net increase / (decrease) in cash and cash equivalents are interest received (2017: EUR 6,215 million, 2016: EUR 6,691 million and 2015: EUR 7,118 million) dividends received (2017: EUR 1,292 million, 2016: EUR 1,387 million and 2015: EUR 1,384 million) and interest paid (2017: EUR 311 million, 2016: EUR 300 million and 2015: EUR 350 million). All included in operating activities except for dividend received from joint ventures and associates (2017: EUR 129 million, 2016: EUR 203 million and 2015: EUR 76 million).